BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

ARTICLES OF AMENDMENT

This is to certify that:

First:    The charter of BlackRock MuniHoldings New Jersey Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend that section of the charter titled Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of June 28, 2011 (as amended to date, the “Articles Supplementary”).

Second:     Appendix A to the Articles Supplementary is hereby amended pursuant to Appendix A attached hereto.

Third:   The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Fourth:   As amended hereby, the charter of the Corporation shall remain in full force and effect.

Fifth:     These Articles of Amendment shall be effective as of October 23, 2024.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock MuniHoldings New Jersey Quality Fund, Inc. has caused these Articles of Amendment to be signed as of October 23, 2024, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

APPENDIX A

[Attached]

BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254X705*

Amendment to Notice of Special Rate Period

October 23, 2024

BlackRock MuniHoldings New Jersey Quality Fund, Inc. 100 Bellevue Parkway
Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of VRDP Shares, dated June 28, 2011 (the “Governing Instrument”), pursuant to the prior written consent of the Liquidity Provider and the Remarketing Agent and the affirmative vote or consent of the Holders of a majority of the VRDP Shares Outstanding, the Notice of Special Rate Period, dated as of April 17, 2014 (the “Notice of Special Rate Period”), has been amended by this Amendment to Notice of Special Rate Period as of the date hereof.

The following paragraph is included as the last paragraph in the section entitled “Additional Provisions Relating to the Termination of the Special Rate Period” in the Notice of Special Rate Period:

The Fund may terminate the Special Rate Period prior to the last day of the Special Rate Period by providing notice of such termination (the “Notice of Termination”) to the Holders of VRDP Shares, the Liquidity Provider, the Remarketing Agent and the Tender and Paying Agent at least 10 Business Days prior to the last day of the Special Rate Period that will result from such termination (the “Termination Date”). The Notice of Termination shall include the Termination Date, which shall be deemed the last day of the Special Rate Period, the Automatic Tender Date and the Purchase Date relating to such Automatic Tender Date. If the Fund provides the Notice of Termination in accordance with this paragraph, then the VRDP Shares beneficially owned by any Beneficial Owner will be deemed automatically tendered for Remarketing on the Automatic Tender Date with a Purchase Date occurring on the first day of the Subsequent Rate Period immediately

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

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succeeding the Termination Date. Notwithstanding the foregoing provisions of this Notice of Special Rate Period, if any VRDP Shares beneficially owned by BANA for federal income tax purposes on such Purchase Date are not successfully remarketed for purchase on such Purchase Date, a Failed Remarketing Condition-Purchased VRDP Shares will be deemed to exist in respect of such VRDP Shares for all purposes of the Articles Supplementary (including Section 10(b) thereof and the definition of Maximum Rate) and the other Related Documents and, as of such Purchase Date, such VRDP Shares will be deemed beneficially owned by the Liquidity Provider. Accordingly, all such VRDP Shares deemed beneficially owned by the Liquidity Provider will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents. For the avoidance of doubt, if any VRDP Shares beneficially owned by a Beneficial Owner other than BANA are not successfully remarketed on the Purchase Date relating to the Automatic Tender Date and are purchased by the Liquidity Provider pursuant to the Purchase Obligation, such VRDP Shares shall constitute Failed Remarketing Condition- Purchased VRDP Shares, such VRDP Shares will thereafter be deemed tendered for Remarketing on each Business Day in accordance with the Related Documents, and the continued beneficial ownership of such VRDP Shares by the Liquidity Provider will result in a Failed Remarketing Condition-Purchased VRDP Shares Redemption in accordance with, and subject to, the terms of such definition and the Related Documents.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Governing Instrument and the Notice of Special Rate Period.

[Signature Page Follows]

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IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

[Signature Page – MUJ Notice of Termination of SRP]

Schedule 1

Recipients of this Amendment to Notice of Special Rate Period Bank of America, N.A.

Bank of America, N.A.
One Bryant Park
1111 Avenue of the Americas, 3rd Floor
New York, New York 10036
Attention:	Thomas Visone
Mary Ann Olson
Todd Blasiak
Lisa Irizarry
Michael Jentis
Carl Daniels
Patrick Thomas
Telephone:	(212) 449-7358
Email:	thomas.visone@bofa.com
mary.ann.olson@bofa.com
todd.blasiak@bofa.com
lisa.m.irizarry@bofa.com
michael.jentis@bofa.com
DG.pfloats@bofa.com
carl.daniels@bofa.com
patrick.r.thomas@bofa.com

BofA Securities, Inc.
One Bryant Park
1111 Avenue of the Americas
3rd Floor
New York, NY 10036
Attention:	Thomas Visone
Mary Ann Olson
Todd Blasiak
Lisa Irizarry
Michael Jentis
Carl Daniels
Patrick Thomas
Telephone:	(212) 449-7358
Email:	thomas.visone@bofa.com
mary.ann.olson@bofa.com
todd.blasiak@bofa.com
lisa.m.irizarry@bofa.com
michael.jentis@bofa.com
dg.temm@bofa.com
DG.pfloats@bofa.com
carl.daniels@bofa.com

patrick.r.thomas@bofa.com

Banc of America Preferred Fund Corporation
One Bryant Park
1111 Avenue of the Americas, 3rd Floor
New York, New York 10036
Attention: Thomas Visone
Mary Ann Olson
Todd Blasiak
Lisa Irizarry
Michael Jentis
Carl Daniels
Patrick Thomas
Telephone:	(212) 449-7358
Email:	thomas.visone@bofa.com
mary.ann.olson@bofa.com
todd.blasiak@bofa.com
lisa.m.irizarry@bofa.com
michael.jentis@bofa.com
DG.pfloats@bofa.com
carl.daniels@bofa.com
patrick.r.thomas@bofa.com

The Depository Trust Company
LensNotice@dtcc.com

The Bank of New York Mellon
Corporate Trust Division
Dealing and Trading Group
240 Greenwich Street
Floor 7 East
New York, New York 10286
Attention: Matthew Maselko
Mike Diep
Tel:	(412) 234-7468
(212) 815-2834
Email: Matthew.Maselko@bnymellon.com
Mike.Diep@bnymellon.com